UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniHoldings California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)
--------------------------------------------------------------------------------

                           Face
                         Amount  Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
California - 150.6%     $ 1,000  ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's
                                 Hospital Medical Center), 6% due 12/01/2029 (a)                                          $   1,053
                        -----------------------------------------------------------------------------------------------------------
                          3,345  ABC California Unified School District, GO, Series A, 5.625% due 8/01/2020 (c)(e)            3,417
                        -----------------------------------------------------------------------------------------------------------
                         10,000  Alameda, California, Unified School District, Capital Appreciation, GO
                                 (Election of 2004), Series B, 5.02% due 8/01/2035 (e)(i)                                     2,598
                        -----------------------------------------------------------------------------------------------------------
                          7,360  Alhambra, California, Unified School District, GO (Election of 2004),
                                 Series A, 5% due 8/01/2029 (d)                                                               7,655
                        -----------------------------------------------------------------------------------------------------------
                          2,825  Banning, California, Unified School District, GO (Election of 2006),
                                 Series A, 5% due 8/01/2027 (d)                                                               2,968
                        -----------------------------------------------------------------------------------------------------------
                          2,000  Berkeley, California, Unified School District, GO, Series I, 5.75%
                                 due 8/01/2008 (e)(h)                                                                         2,058
                        -----------------------------------------------------------------------------------------------------------
                          4,520  Berkeley, California, Unified School District, GO, Series I, 5.875%
                                 due 8/01/2008 (e)(h)                                                                         4,656
                        -----------------------------------------------------------------------------------------------------------
                          8,350  Bonita, California, Unified School District, GO (Election of 2004),
                                 Series B, 5% due 8/01/2029 (d)                                                               8,719
                        -----------------------------------------------------------------------------------------------------------
                          3,640  Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue
                                 Refunding Bonds, AMT, Series B, 5.25% due 7/01/2018 (a)                                      3,876
                        -----------------------------------------------------------------------------------------------------------
                          2,925  Cajon Valley, California, Union School District, GO, Series B,
                                 5.50% due 8/01/2027 (g)                                                                      3,100
                        -----------------------------------------------------------------------------------------------------------
                          2,180  California Community College Financing Authority, Lease Revenue Bonds
                                 (Grossmont-Palomar-Shasta), Series A, 5.625% due 4/01/2026 (g)                               2,307
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfoliob Abbreviations
--------------------------------------------------------------------------------

To simplify the listings of BlackRock MuniHoldings California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT                      Alternative Minimum Tax (subject to)
COP                      Certificates of Participation
DRIVERS                  Derivative Inverse Tax-Exempt Receipts
GO                       General Obligation Bonds
HFA                      Housing Finance Agency
IDR                      Industrial Development Revenue Bonds
M/F                      Multi-Family
ROLS                     Reset Option Long Securities
S/F                      Single-Family
VRDN                     Variable Rate Demand Notes
--------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                             Face
                           Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $  5,815  California Educational Facilities Authority, Revenue Refunding Bonds
                                   (Occidental College), 5.625% due 10/01/2007 (g)(h)                                     $   5,932
                         ----------------------------------------------------------------------------------------------------------
                            5,000  California Educational Facilities Authority, Revenue Refunding Bonds
                                   (Occidental College), 5.70% due 10/01/2007 (g)(h)                                          5,101
                         ----------------------------------------------------------------------------------------------------------
                            5,100  California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series N, 3.97%
                                   due 8/01/2021 (e)(n)                                                                       5,100
                         ----------------------------------------------------------------------------------------------------------
                            4,585  California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series R, 3.91%
                                   due 8/01/2023 (a)(n)                                                                       4,585
                         ----------------------------------------------------------------------------------------------------------
                            1,755  California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series R, 3.91%
                                   due 8/01/2032 (a)(n)                                                                       1,755
                         ----------------------------------------------------------------------------------------------------------
                               90  California HFA, Home Mortgage Revenue Bonds, VRDN, Series F, 3.97%
                                   due 2/01/2033 (a)(n)                                                                          90
                         ----------------------------------------------------------------------------------------------------------
                              195  California HFA, S/F Mortgage Revenue Bonds, AMT, Series A-1, Class II,
                                   6% due 8/01/2020 (g)                                                                         198
                         ----------------------------------------------------------------------------------------------------------
                            1,160  California HFA, S/F Mortgage Revenue Bonds, AMT, Series C-2, Class II,
                                   5.625% due 8/01/2020 (b)(g)                                                                1,177
                         ----------------------------------------------------------------------------------------------------------
                            9,250  California Health Facilities Financing Authority Revenue Bonds (Kaiser
                                   Permanente), Series A, 5.50% due 6/01/2022 (c)(e)                                          9,547
                         ----------------------------------------------------------------------------------------------------------
                            1,500  California Health Facilities Financing Authority Revenue Bonds (Kaiser
                                   Permanente), Series A, 5% due 4/01/2037                                                    1,498
                         ----------------------------------------------------------------------------------------------------------
                            1,900  California Infrastructure and Economic Development Bank Revenue Bonds
                                   (Los Angeles County Department of Public Social Services), 5.75% due 9/01/2023 (a)         2,079
                         ----------------------------------------------------------------------------------------------------------
                            2,000  California State, GO, 5.50% due 6/01/2025 (d)                                              2,080
                         ----------------------------------------------------------------------------------------------------------
                               15  California State, GO, 5.25% due 4/01/2027                                                     16
                         ----------------------------------------------------------------------------------------------------------
                            1,075  California State, GO, Refunding, 5.75% due 12/01/2009 (h)                                  1,137
                         ----------------------------------------------------------------------------------------------------------
                            6,000  California State, GO, Refunding, 5.25% due 2/01/2026 (g)                                   6,325
                         ----------------------------------------------------------------------------------------------------------
                           10,000  California State, GO, Refunding, 5% due 6/01/2037                                         10,168
                         ----------------------------------------------------------------------------------------------------------
                            2,625  California State Public Works Board, Lease Revenue Refunding Bonds (Various
                                   Community College Project), Series B, 5.625% due 3/01/2019 (a)                             2,647
                         ----------------------------------------------------------------------------------------------------------
                           10,000  California State University, Systemwide Revenue Bonds, Series A, 5%
                                   due 11/01/2032 (d)                                                                        10,304
                         ----------------------------------------------------------------------------------------------------------
                            5,000  California State University, Systemwide Revenue Refunding Bonds,
                                   Series A, 5% due 11/01/2029 (e)                                                            5,164
                         ----------------------------------------------------------------------------------------------------------
                           16,215  California State University, Systemwide Revenue Refunding Bonds,
                                   Series C, 5% due 11/01/2028 (g)                                                           16,904
                         ----------------------------------------------------------------------------------------------------------
                            7,050  California State, Various Purpose, GO, 5.50% due 11/01/2033                                7,464
                         ----------------------------------------------------------------------------------------------------------
                           14,000  California State, Veterans, GO, Refunding, AMT, Series BZ, 5.35%
                                   due 12/01/2021 (g)                                                                        14,064
                         ----------------------------------------------------------------------------------------------------------
                            4,915  California Statewide Communities Development Authority, Health Facility
                                   Revenue Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                      5,259
                         ----------------------------------------------------------------------------------------------------------
                            3,600  California Statewide Communities Development Authority Revenue
                                   Bonds (Kaiser Permanente), Series B, 5% due 3/01/2041                                      3,560
                         ----------------------------------------------------------------------------------------------------------
                            1,090  California Statewide Communities Development Authority Revenue Bonds
                                   (Los Angeles Orthopedic Hospital Foundation), 5.50% due 6/01/2019 (a)                      1,103
                         ----------------------------------------------------------------------------------------------------------
                            5,000  California Statewide Communities Development Authority, Revenue Refunding Bonds
                                   (Kaiser Hospital Asset Management, Inc.), Series C, 5.25% due 8/01/2031                    5,113
                         ----------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                             Face
                           Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $  2,650  California Statewide Communities Development Authority, Revenue Refunding
                                   Bonds (Kaiser Permanente), Series A, 5% due 4/01/2031                                  $   2,660
                         ----------------------------------------------------------------------------------------------------------
                            4,500  Campbell, California, Redevelopment Agency, Tax Allocation Refunding
                                   Bonds (Central Campbell Redevelopment Project), Series A, 5% due 10/01/2032 (a)            4,624
                         ----------------------------------------------------------------------------------------------------------
                            8,705  Castaic Lake, California, Water Agency Revenue Bonds, COP (Water System Improvement
                                   Project), 5.50% due 8/01/2009 (a)(h)                                                       9,102
                         ----------------------------------------------------------------------------------------------------------
                            9,905  Chaffey Community College District, California, GO (Election of 2002),
                                   Series B, 5% due 6/01/2030 (g)                                                            10,288
                         ----------------------------------------------------------------------------------------------------------
                            3,330  Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series D, 5%
                                   due 12/01/2027 (a)                                                                         3,445
                         ----------------------------------------------------------------------------------------------------------
                            2,750  Chula Vista, California, Public Financing Authority, Revenue Refunding
                                   Bonds, Series A, 5% due 9/01/2029 (g)                                                      2,830
                         ----------------------------------------------------------------------------------------------------------
                            2,400  Coachella Valley, California, Unified School District, GO
                                   (Election of 2005), Series A, 5% due 8/01/2027 (d)                                         2,501
                         ----------------------------------------------------------------------------------------------------------
                            2,500  Colton, California, Joint Unified School District, GO,
                                   Series A, 5.375% due 8/01/2026 (d)                                                         2,682
                         ----------------------------------------------------------------------------------------------------------
                            7,800  Contra Costa, California, Community College District, GO
                                   (Election of 2002), 5% due 8/01/2028 (g)                                                   8,087
                         ----------------------------------------------------------------------------------------------------------
                            2,000  Contra Costa County, California, COP, Refunding (Merrithew Memorial
                                   Hospital Project), 5.50% due 11/01/2007 (g)(h)                                             2,043
                         ----------------------------------------------------------------------------------------------------------
                            6,600  Contra Costa County, California, Public Financing Authority, Tax
                                   Allocation Revenue Refunding Bonds (Contra Costa Centre Project Areas),
                                   Series A, 5% due 8/01/2037 (g)                                                             6,791
                         ----------------------------------------------------------------------------------------------------------
                            5,910  Corona, California, Department of Water and Power, COP, 5% due 9/01/2029 (g)               6,081
                         ----------------------------------------------------------------------------------------------------------
                            5,000  Corona-Norco, California, Unified School District, GO (Election of 2006),
                                   Series A, 5% due 8/01/2031 (e)                                                             5,233
                         ----------------------------------------------------------------------------------------------------------
                            4,250  Coronado, California, Community Development Agency, Tax Allocation Bonds
                                   (Coronado Community Development Project), 5% due 9/01/2030 (a)                             4,379
                         ----------------------------------------------------------------------------------------------------------
                            2,395  Covina-Valley, California, Unified School District, GO, Refunding,
                                   Series A, 5.50% due 8/01/2026 (e)                                                          2,565
                         ----------------------------------------------------------------------------------------------------------
                            3,750  Culver City, California, Redevelopment Finance Authority, Tax Allocation
                                   Revenue Refunding Bonds, Series A, 5.60% due 11/01/2025 (e)                                3,946
                         ----------------------------------------------------------------------------------------------------------
                            6,545  East Bay, California, Municipal Utility District, Wasterwater System
                                   Revenue Refunding Bonds, Sub-Series A, 5% due 6/01/2033 (a)                                6,836
                         ----------------------------------------------------------------------------------------------------------
                            6,015  East Bay, California, Municipal Utility District, Wasterwater System
                                   Revenue Refunding Bonds, Sub-Series A, 5% due 6/01/2037 (a)                                6,263
                         ----------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                             Face
                           Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 11,000  East Side Union High School District, California, Santa Clara County,
                                   Capital Appreciation, GO (Election of 2002), Series E, 5.125% due 8/01/2028 (i)(l)     $   3,842
                         ----------------------------------------------------------------------------------------------------------
                            1,000  Escondido, California, COP, Refunding, Series A, 5.75% due 9/01/2024 (d)                   1,063
                         ----------------------------------------------------------------------------------------------------------
                            3,745  Folsom, California, Public Financing Authority, Special Tax Revenue Refunding Bonds,
                                   Series A, 5% due 9/01/2028 (a)                                                             3,915
                         ----------------------------------------------------------------------------------------------------------
                            5,000  Foothill-De Anza, California, Community College District, GO, Refunding,
                                   5% due 8/01/2030 (d)                                                                       5,152
                         ----------------------------------------------------------------------------------------------------------
                            4,455  Fresno, California, Airport Revenue Bonds, AMT, Series B, 5.50% due 7/01/2020 (e)          4,626
                         ----------------------------------------------------------------------------------------------------------
                            5,200  Fullerton, California, Joint Union High School District, GO (Election of 2002),
                                   Series B, 5% due 8/01/2029 (d)                                                             5,408
                         ----------------------------------------------------------------------------------------------------------
                            4,040  Garden Grove California, COP (Financing Project), Series A, 5.50% due 3/01/2026 (a)        4,297
                         ----------------------------------------------------------------------------------------------------------
                            5,200  Glendale, California, Unified School District, GO, Series B, 5.125% due 9/01/2023 (e)      5,313
                         ----------------------------------------------------------------------------------------------------------
                            2,155  Hartnell, California, Community College District, GO (Election of 2002),
                                   Series B, 5% due 6/01/2031 (e)                                                             2,243
                         ----------------------------------------------------------------------------------------------------------
                            4,565  Hemet, California, Unified School District, GO, Series A, 5.375% due 8/01/2026 (g)         4,818
                         ----------------------------------------------------------------------------------------------------------
                            6,365  Hollister, California, Joint Powers Finance Authority, Wastewater Revenue
                                   Refunding Bonds (Refining and Improvement Project), Series 1, 5% due 6/01/2037 (e)         6,568
                         ----------------------------------------------------------------------------------------------------------
                            1,700  Inglewood, California, Unified School District, GO, Series A, 5.60%
                                   due 10/01/2009 (d)(h)                                                                      1,788
                         ----------------------------------------------------------------------------------------------------------
                            2,300  Irvine, California, Unified School District, Special Tax (Community
                                   Facilities District Number 86-1), 5.375% due 11/01/2020 (a)                                2,386
                         ----------------------------------------------------------------------------------------------------------
                            4,665  Irvine, California, Unified School District, Special Tax Refunding Bonds (Community
                                   Facilities District Number 86-1), 5.80% due 11/01/2020 (a)                                 4,767
                         ----------------------------------------------------------------------------------------------------------
                            2,500  La Quinta, California, Financing Authority, Local Agency Revenue Bonds,
                                   Series A, 5.25% due 9/01/2024 (a)                                                          2,671
                         ----------------------------------------------------------------------------------------------------------
                                3  La Quinta, California, Financing Authority, Local Agency Tax Allocation and
                                   Revenue Refunding Bonds, ROLS, Series II-R-412X, 6.282% due 9/01/2034 (a)(k)                   3
                         ----------------------------------------------------------------------------------------------------------
                            1,210  Little Lake, California, City School District, GO, Series B, 5.25% due 7/01/2022 (e)       1,286
                         ----------------------------------------------------------------------------------------------------------
                            1,485  Lompoc, California, Unified School District, GO (Election of 2002),
                                   Series C, 5% due 6/01/2032 (e)                                                             1,550
                         ----------------------------------------------------------------------------------------------------------
                            4,000  Long Beach, California, Bond Finance Authority, Lease Revenue Bonds (Rainbow
                                   Harbor Refinancing Project), Series A, 5.25% due 5/01/2009 (a)(h)                          4,151
                         ----------------------------------------------------------------------------------------------------------
                           12,000  Los Angeles, California, Community College District, GO (Election of 2003),
                                   Series E, 5% due 8/01/2031 (e)                                                            12,513
                         ----------------------------------------------------------------------------------------------------------
                           10,000  Los Angeles, California, Community Redevelopment Agency, Community
                                   Redevelopment Financing Authority Revenue Bonds (Bunker Hill Project),
                                   Series A, 5% due 12/01/2027 (a)                                                           10,317
                         ----------------------------------------------------------------------------------------------------------
                              160  Los Angeles, California, M/F Housing Revenue Refunding Bonds, Senior Series G, 5.65%
                                   due 1/01/2014 (e)                                                                            161
                         ----------------------------------------------------------------------------------------------------------
                            8,000  Los Angeles, California, Unified School District, GO, Refunding,
                                   Series B, 4.75% due 7/01/2019 (e)                                                          8,406
                         ----------------------------------------------------------------------------------------------------------
                           10,000  Los Angeles, California, Unified School District, GO, Series E, 5% due 7/01/2030 (a)      10,390
                         ----------------------------------------------------------------------------------------------------------
                           20,000  Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A, 4.75%
                                   due 6/01/2035 (g)                                                                         20,139
                         ----------------------------------------------------------------------------------------------------------
                            5,000  Los Angeles, California, Water and Power Revenue Bonds (Power System),
                                   Sub-Series A-1, 5% due 7/01/2031 (e)                                                       5,175
                         ----------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                             Face
                           Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 9,000  Los Angeles County, California, Metropolitan Transportation Authority,
                                   Sales Tax Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A,
                                   5% due 7/01/2035 (a)                                                                   $   9,321
                         ----------------------------------------------------------------------------------------------------------
                            3,750  Los Angeles County, California, Metropolitan Transportation Authority, Sales
                                   Tax Revenue Refunding Bonds, Proposition C, Second Tier Senior-Series A,
                                   5.25% due 7/01/20                                                                          3,961
                         ----------------------------------------------------------------------------------------------------------
                            2,735  Los Gatos, California, Unified School District, GO (Election 2001),
                                   Series B, 5% due 8/01/2030 (e)                                                             2,818
                         ----------------------------------------------------------------------------------------------------------
                            1,890  Los Rios, California, Community College District, GO (Election of 2002),
                                   Series B, 5% due 8/01/2027 (g)                                                             1,965
                         ----------------------------------------------------------------------------------------------------------
                            2,000  Madera, California, Public Financing Authority, Water and Wastewater Revenue
                                   Refunding Bonds, 5% due 3/01/2036 (g)                                                      2,068
                         ----------------------------------------------------------------------------------------------------------
                            6,365  Merced, California, Community College District, GO (School Facilities District
                                   Number 1), 5% due 8/01/2031 (g)                                                            6,628
                         ----------------------------------------------------------------------------------------------------------
                            5,000  Merced, California, Irrigation District, Electrical System Revenue
                                   Refunding Bonds, 5.25% due 9/01/2036 (l)                                                   5,254
                         ----------------------------------------------------------------------------------------------------------
                            3,550  Metropolitan Water District of Southern California, Waterworks Revenue
                                   Bonds, Series A, 5% due 7/01/2035 (e)                                                      3,672
                         ----------------------------------------------------------------------------------------------------------
                            9,000  Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                   Series B-1, 5% due 10/01/2033 (d)                                                          9,266
                         ----------------------------------------------------------------------------------------------------------
                            5,000  Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds, 5%
                                   due 9/01/2029 (a)                                                                          5,129
                         ----------------------------------------------------------------------------------------------------------
                            1,685  Monrovia, California, Financing Authority, Lease Revenue Bonds (Library Project), 5%
                                   due 12/01/2037 (a)                                                                         1,746
                         ----------------------------------------------------------------------------------------------------------
                            6,530  Montclair, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                   (Redevelopment Project Area Number 3), Series A, 5% due 9/01/2035 (a)                      6,731
                         ----------------------------------------------------------------------------------------------------------
                            4,150  Moorpark, California, Redevelopment Agency, Tax Allocation Bonds (Moorpark
                                   Redevelopment Project), 5.125% due 10/01/2031 (a)                                          4,307
                         ----------------------------------------------------------------------------------------------------------
                            2,315  Morgan Hill, California, Unified School District, GO, 5.75% due 8/01/2010 (d)(h)           2,479
                         ----------------------------------------------------------------------------------------------------------
                            9,100  Napa, California, Water Revenue Bonds, 5% due 5/01/2035 (a)                                9,472
                         ----------------------------------------------------------------------------------------------------------
                            3,275  Northern California Power Agency, Public Power Revenue Refunding Bonds
                                   (Hydroelectric Project Number 1), Series A, 5.125% due 7/01/2023 (g)                       3,337
                         ----------------------------------------------------------------------------------------------------------
                            6,000  Oakland, California, Alameda County Unified School District, GO, Series F,
                                   5.50% due 8/01/2010 (g)(h)                                                                 6,332
                         ----------------------------------------------------------------------------------------------------------
                            8,950  Oakland, California, Alameda County Unified School District, GO, Series F,
                                   5.625% due 8/01/2010 (g)(h)                                                                9,474
                         ----------------------------------------------------------------------------------------------------------
                            9,355  Oakland, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                   (Coliseum Area Redevelopment Project), Series B, 5% due 9/01/2036 (a)                      9,640
                         ----------------------------------------------------------------------------------------------------------
                            5,000  Ohlone, California, Community College District, GO, Series B, 5% due 8/01/2030 (e)         5,197
                         ----------------------------------------------------------------------------------------------------------
                           10,000  Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk
                                   Sewer and Headworks Projects), Series A, 5.25% due 6/01/2034 (d)                          10,488
                         ----------------------------------------------------------------------------------------------------------
                           10,000  Oxnard, California, Financing Authority, Water Revenue Bonds, 5% due 6/01/2031 (g)        10,384
                         ----------------------------------------------------------------------------------------------------------
                            6,475  Palm Desert, California, Financing Authority, Tax Allocation Revenue Bonds
                                   (Project Area Number 2), 5% due 8/01/2033 (g)                                              6,648
                         ----------------------------------------------------------------------------------------------------------
                            1,000  Palm Springs, California, COP, Refunding (Multiple Capital Facilities Project),
                                   5.75% due 4/01/2017 (a)                                                                    1,020
                         ----------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                             Face
                           Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 1,600  Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                   (Convention Center Project), Series A, 5.50% due 11/01/2035 (g)                        $   1,724
                         ----------------------------------------------------------------------------------------------------------
                            9,100  Pleasanton, California, Unified School District, GO, Series E, 5.50%
                                   due 8/01/2008 (d)(h)                                                                       9,347
                         ----------------------------------------------------------------------------------------------------------
                            5,000  Port of Oakland, California, Port Revenue Refunding Bonds, Series I,
                                   5.40% due 11/01/2017 (g)                                                                   5,108
                         ----------------------------------------------------------------------------------------------------------
                            3,500  Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2014 (d)        3,665
                         ----------------------------------------------------------------------------------------------------------
                           19,815  Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2029 (d)       20,586
                         ----------------------------------------------------------------------------------------------------------
                            3,000  Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds,
                                   5% due 6/15/2033 (g)                                                                       3,095
                         ----------------------------------------------------------------------------------------------------------
                            9,070  Poway, California, Unified School District, Public Financing Authority,
                                   Special Tax Revenue Bonds, 5% due 9/15/2031 (a)                                            9,379
                         ----------------------------------------------------------------------------------------------------------
                            4,630  Redwoods, California, Community College District, GO (Election of 2004),
                                   5% due 8/01/2031 (g)                                                                       4,784
                         ----------------------------------------------------------------------------------------------------------
                            2,205  Richmond, California, Joint Powers Financing Authority, Tax Allocation Revenue Bonds,
                                   Series A, 5.50% due 9/01/2018 (g)                                                          2,331
                         ----------------------------------------------------------------------------------------------------------
                           10,735  Riverside, California, Unified School District, GO (Election of 2001),
                                   Series B, 5% due 8/01/2030 (g)                                                            11,202
                         ----------------------------------------------------------------------------------------------------------
                            2,125  Sacramento, California, Area Flood Control Agency, Special Assessment Refunding
                                   Bonds (Consolidated Capital Assessment District), Series A, 5% due 10/01/2032 (d)          2,214
                         ----------------------------------------------------------------------------------------------------------
                            8,775  Sacramento, California, City Financing Authority, Revenue Refunding Bonds,
                                   5% due 12/01/2029 (d)                                                                      9,139
                         ----------------------------------------------------------------------------------------------------------
                           10,825  Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                                   Series L, 5.125% due 7/01/2022 (g)                                                        11,052
                         ----------------------------------------------------------------------------------------------------------
                            2,500  Sacramento, California, Municipal Utility District Financing Authority, Revenue
                                   Bonds (Consumers Project), 5.125% due 7/01/2029 (g)                                        2,638
                         ----------------------------------------------------------------------------------------------------------
                            4,115  Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (e)           4,262
                         ----------------------------------------------------------------------------------------------------------
                            5,440  San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                   (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (g)                   5,458
                         ----------------------------------------------------------------------------------------------------------
                            1,480  San Bernardino County, California, COP, Refunding (Medical Center Financing
                                   Project), 5.50% due 8/01/2019 (g)                                                          1,482
                         ----------------------------------------------------------------------------------------------------------
                           12,555  San Diego, California, Community College District, GO (Election of 2002),
                                   5% due 5/01/2030 (e)                                                                      13,036
                         ----------------------------------------------------------------------------------------------------------
                            5,055  San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds,
                                   Series A, 5.25% due 5/15/2027 (d)                                                          5,111
                         ----------------------------------------------------------------------------------------------------------
                            1,500  San Diego County, California, COP (Edgemoor Project and Regional System),
                                   Refunding, 5% due 2/01/2029 (a)                                                            1,547
                         ----------------------------------------------------------------------------------------------------------
                            4,000  San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%
                                   due 5/01/2031 (e)                                                                          4,101
                         ----------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                             Face
                           Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 5,000  San Francisco, California, Bay Area Rapid Transit District,
                                   GO (Election of 2004), Series B, 5% due 8/01/2035                                      $   5,217
                         ----------------------------------------------------------------------------------------------------------
                            6,795  San Francisco, California, Bay Area Rapid Transit District, Sales Tax
                                   Revenue Bonds, 5.50% due 7/01/2009 (d)(h)                                                  7,099
                         ----------------------------------------------------------------------------------------------------------
                           23,100  San Francisco, California, Bay Area Rapid Transit District, Sales Tax
                                   Revenue Refunding Bonds, Series A, 5% due 7/01/2030 (g)                                   24,001
                         ----------------------------------------------------------------------------------------------------------
                            6,430  San Francisco, California, City and County Airport Commission, International
                                   Airport Revenue Bonds, AMT, Second Series, Issue 24A, 5.50% due 5/01/2024 (e)              6,683
                         ----------------------------------------------------------------------------------------------------------
                            4,195  San Francisco, California, Community College District, GO (Election of 2001),
                                   Series C, 5% due 6/15/2031 (e)                                                             4,366
                         ----------------------------------------------------------------------------------------------------------
                            5,530  San Joaquin County, California, COP, Refunding (County Administration Building), 5%
                                   due 11/15/2030 (g)                                                                         5,735
                         ----------------------------------------------------------------------------------------------------------
                           10,675  San Jose, California, Airport Revenue Refunding Bonds, AMT, Series A,
                                   5% due 3/01/2037 (a)                                                                      10,746
                         ----------------------------------------------------------------------------------------------------------
                            2,118  San Jose, California, Financing Authority, Lease Revenue Refunding Bonds, DRIVERS,
                                   Series 1280Z, 5.839% due 12/01/2010 (a)(k)                                                 2,206
                         ----------------------------------------------------------------------------------------------------------
                           10,410  San Jose-Evergreen, California, Community College District, Capital Appreciation, GO
                                   (Election of 2004), Refunding, Series A, 5.17% due 9/01/2024 (g)(i)                        4,467
                         ----------------------------------------------------------------------------------------------------------
                            7,250  San Jose-Evergreen, California, Community College District, Capital Appreciation, GO
                                   (Election of 2004), Refunding, Series A, 5.34% due 9/01/2029 (g)(i)                        2,322
                         ----------------------------------------------------------------------------------------------------------
                            7,785  San Juan, California, Unified School District, GO, 5.625% due 8/01/2010 (d)(h)             8,312
                         ----------------------------------------------------------------------------------------------------------
                            4,250  San Juan, California, Unified School District, GO (Election of 2002),
                                   5% due 8/01/2028 (g)                                                                       4,395
                         ----------------------------------------------------------------------------------------------------------
                            5,650  San Mateo County, California, Transit District, Sales Tax Revenue
                                   Refunding Bonds, Series A, 5% due 6/01/2029 (g)                                            5,872
                         ----------------------------------------------------------------------------------------------------------
                            5,000  San Ramon, California, Public Financing Authority, Tax Allocation Revenue Bonds,
                                   Series A, 5% due 2/01/2038 (a)                                                             5,127
                         ----------------------------------------------------------------------------------------------------------
                            7,345  Sanger, California, Unified School District, GO (Election of 2006),
                                   5% due 8/01/2027 (e)                                                                       7,747
                         ----------------------------------------------------------------------------------------------------------
                           14,000  Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore North
                                   Project), Series A, 5.50% due 6/01/2023 (a)                                               14,527
                         ----------------------------------------------------------------------------------------------------------
                            6,050  Santa Clara, California, Subordinated Electric Revenue Bonds, Series A,
                                   5% due 7/01/2028 (g)                                                                       6,272
                         ----------------------------------------------------------------------------------------------------------
                            9,750  Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds,
                                   Series A, 5% due 11/15/2022 (a)                                                            9,959
                         ----------------------------------------------------------------------------------------------------------
                            5,110  Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake
                                   Recovery Redevelopment Project), 6% due 7/01/2009 (a)(h)                                   5,382
                         ----------------------------------------------------------------------------------------------------------
                            2,855  Santa Rosa, California, High School District, GO (Election of 2002),
                                   5% due 8/01/2028 (g)                                                                       2,952
                         ----------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                             Face
                           Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                          $ 1,550  Sierra, California, Joint Community College District, GO (School Facility
                                   Improvement District Number 2 - Western Nevada), Series A, 5% due 8/01/2028 (d)          $ 1,607
                         ----------------------------------------------------------------------------------------------------------
                           10,910  Southern California Public Power Authority, Power Project Revenue Bonds (Magnolia
                                   Power Project), Series A-1, 5% due 7/01/2013 (a)(h)                                       11,744
                         ----------------------------------------------------------------------------------------------------------
                            3,200  Stockton, California, Public Financing Authority, Water Revenue Bonds (Water
                                   System Capital Improvement Projects), Series A, 5% due 10/01/2031 (g)                      3,322
                         ----------------------------------------------------------------------------------------------------------
                            4,400  Tamalpais, California, Union High School District, GO (Election of 2006),
                                   5% due 8/01/2028 (g)                                                                       4,601
                         ----------------------------------------------------------------------------------------------------------
                           13,025  Tracy, California, Area Public Facilities Financing Agency, Special Tax
                                   Refunding Bonds (Community Facilities District Number 87-1), Series H,
                                   5.875% due 10/01/2019 (g)                                                                 13,860
                         ----------------------------------------------------------------------------------------------------------
                            6,655  Turlock, California, Public Finance Authority, Sewer Revenue Bonds,
                                   Series A, 5% due 9/15/2033 (d)                                                             6,851
                         ----------------------------------------------------------------------------------------------------------
                            7,475  University of California, COP, Series A, 5.25% due 11/01/2007 (a)(h)                       7,560
                         ----------------------------------------------------------------------------------------------------------
                           10,500  University of California, General Revenue Refunding Bonds, Series A,
                                   5% due 5/15/2027 (a)                                                                      10,914
                         ----------------------------------------------------------------------------------------------------------
                            1,410  University of California Revenue Bonds, Series K, 5.25% due 9/01/2008 (d)(h)               1,447
                         ----------------------------------------------------------------------------------------------------------
                           10,000  Vista, California, Unified School District, GO, Series A, 5.25% due 8/01/2025 (e)         10,509
                         ----------------------------------------------------------------------------------------------------------
                            2,550  Vista, California, Unified School District, GO, Series B, 5% due 8/01/2028 (d)             2,637
                         ----------------------------------------------------------------------------------------------------------
                            6,075  Washington, California, Unified School District (Yolo County),
                                   Capital Appreciation, GO (Election of 2004), Series A, 4.98%
                                   due 8/01/2029 (d)(i)                                                                       2,160
                         ----------------------------------------------------------------------------------------------------------
                            5,825  West Contra Costa, California, Unified School District, Capital Appreciation,
                                   GO (Election of 2002), Series C, 5.78% due 8/01/2029 (d)(i)                                2,071
                         ----------------------------------------------------------------------------------------------------------
                            6,690  West Contra Costa, California, Unified School District, GO (Election of 2002),
                                   Series B, 5% due 8/01/2032 (e)                                                             6,851
                         ----------------------------------------------------------------------------------------------------------
                            2,595  West Contra Costa, California, Unified School District, GO (Election of 2005),
                                   Series A, 5% due 8/01/2026 (e)                                                             2,698
                         ----------------------------------------------------------------------------------------------------------
                            3,145  Yorba Linda, California, Redevelopment Agency, Redevelopment Project Tax
                                   Allocation Revenue Bonds (Subordinate Lien), Series B, 5% due 9/01/2032 (a)                3,231
-----------------------------------------------------------------------------------------------------------------------------------
    Puerto Rico - 3.4%     11,215  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH,
                                   5.30% due 7/01/2010 (e)(h)                                                                11,855
                         ----------------------------------------------------------------------------------------------------------
                            8,120  Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series UU, 5%
                                   due 7/01/2024 (e)                                                                          8,622
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Municipal Bonds (Cost - $894,725) - 154.0%                                         918,606
-----------------------------------------------------------------------------------------------------------------------------------
                                   Municipal Bonds Held in Trust (m)
-----------------------------------------------------------------------------------------------------------------------------------
    California - 25.3%     12,000  Contra Costa County, California, COP, Refunding (Merrithew Memorial
                                   Hospital Project), 5.375% due 11/01/2017 (g)                                              12,258
                         ----------------------------------------------------------------------------------------------------------
                            7,165  La Quinta, California, Financing Authority, Local Agency Revenue Bonds,
                                   Series A, 5.125% due 9/01/2034 (a)                                                         7,444
                         ----------------------------------------------------------------------------------------------------------
                           15,490  Peralta, California, Community College District, GO (Election of 2000),
                                   Series D, 5% due 8/01/2035 (e)                                                            16,027
                         ----------------------------------------------------------------------------------------------------------
                           25,350  Port of Oakland, California, Revenue Refunding Bonds, AMT,
                                   Series L, 5.375% due 11/01/2027 (d)                                                       26,381
                         ----------------------------------------------------------------------------------------------------------
                           34,260  Sacramento, California, Municipal Utility District Financing Authority,
                                   Revenue Bonds (Consumers Project), 5.125% due 7/01/2029 (g)                               36,149
                         ----------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

                             Face
                           Amount  Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 10,000  San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP,
                                   Series A, 5% due 5/01/2032 (g)                                                         $  10,243
                         ----------------------------------------------------------------------------------------------------------
                           13,500  San Francisco, California, City and County Public Utilities Commission,
                                   Water Revenue Refunding Bonds, Series A, 5% due 11/01/2032 (g)                            13,911
                         ----------------------------------------------------------------------------------------------------------
                           10,564  San Jose, California, Financing Authority, Lease Revenue Refunding Bonds
                                   (Civic Center Project), Series B, 5% due 6/01/2032 (a)                                    10,785
                         ----------------------------------------------------------------------------------------------------------
                           17,400  University of California, Limited Project Revenue Bonds, Series B,
                                   5% due 5/15/2033 (e)                                                                      17,913
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Municipal Bonds Held in Trust (Cost - $152,699) - 25.3%                            151,111
-----------------------------------------------------------------------------------------------------------------------------------
                           Shares
                             Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                              923  CMA California Municipal Money Fund, 3.25% (f)(j)                                            923
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Short-Term Securities  (Cost - $923) - 0.2%                                            923
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments  (Cost - $1,048,347*) - 179.5%                                       1,070,640

                                   Liabilities in Excess of Other Assets - (1.7%)                                           (10,015)

                                   Liability for Trust Certificates, Including Interest Expense Payable - (12.4%)           (73,749)

                                   Preferred Stock, at Redemption Value - (65.4%)                                          (390,247)
                                                                                                                          ---------
                                   Net Assets Applicable to Common Stock - 100.0%                                         $ 596,629
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 975,610
                                                                      =========
      Gross unrealized appreciation                                   $  23,946
      Gross unrealized depreciation                                      (1,781)
                                                                      ---------
      Net unrealized appreciation                                     $  22,165
                                                                      =========

(a)   AMBAC Insured.
(b)   FHA Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FSA Insured.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
      Affiliate                                     Net              Dividend
                                                 Activity             Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund           908                 $18
      --------------------------------------------------------------------------
(g)   MBIA Insured.
(h)   Prerefunded.
(i) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase. BlackRock MuniHoldings California Insured Fund, Inc.

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)      (in Thousands)

(j)   Represents the current yield as of September 30, 2007.
(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(l)   XL Capital Insured.
(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(n) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Insured Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniHoldings California Insured Fund, Inc.